Income Taxes - Reconciliation of Federal Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	(34.00%)	(34.00%)	(34.00%)
Federal and state research and development tax credit	(2.50%)	(6.60%)	(1.20%)
State taxes, net of federal benefit	(4.60%)	(4.80%)	(5.10%)
Stock-based compensation	1.60%	1.30%	0.30%
Other	0.80%
Change in deferred tax asset valuation allowance	38.70%	44.10%	40.00%
Effective income tax rate	0.00%	0.00%	0.00%